Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock
Preferred Stock

7. Preferred Stock

The Company has authorized 5 million undesignated preferred shares as of December 31, 2011.  No such preferred stock was issued and outstanding as of December 31, 2011 and 2010, respectively.  The Company issued preferred shares subsequent to December 31, 2011 as described in Note 14.